Comprehensive Income	12 Months Ended
Dec. 31, 2012
Comprehensive Income [Abstract]
Comprehensive Income

NOTE 14 -COMPREHENSIVE INCOME

Total comprehensive income includes, in addition to net income, changes in equity that are excluded from the consolidated statements of income and are recorded directly into a separate section of shareholders' equity on the consolidated balance sheets.  Comprehensive income and its components consist of the following:

Years Ended December 31,	2012	2011

Net income	$(31,042,540)	$(16,583,381)
Other comprehensive income, net of tax
Foreign currency translation adjustment	1,322,788	4,033,171

Comprehensive income	$(29,719,752)	$(12,550,210)